EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 12:	EQUITY

a.	The common shares of the Company are traded on the Tel-Aviv Stock Exchange and on the NASDAQ.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

On November 14, 2013 the Company completed a secondary public offering of its ordinary shares on the NASDAQ. The Company issued 6,497,400 shares at a price of $  6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to $ 37,791.

b.	Stock option plans:

In 2011, in connection with the acquisition of IDIT and FIS, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partner, customer and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to 6 years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

As of December 31, 2014 605,321 common shares of the Company were available for future grant under the 2011 Plan. Any option granted under the 2011 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2011 Plan.

A summary of the stock option activities in 2014 is as follows:

	Year ended December 31, 2014
			Weighted
		Weighted	average
		average	remaining
	Amount of	exercise	contractual	Aggregate
	options	price	life (in years)	intrinsic value

Outstanding at January 1, 2014	3,878,495	$2.57	3.38	$19,949
Granted	340,000	7.61
Exercised	(1,225,368)	1.81
Expired and forfeited	(197,046)	2.85

Outstanding at December 31, 2014	2,796,081	3.49	3.07	10,957

Exercisable at December 31, 2014	1,817,761	$2.27	2.24	$9,277

In 2012, 2013 and 2014, the Company granted 432,805, 595,000 and 340,000 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2012, 2013 and 2014 were $ 1.96, $ 2.51 and $ 3.19, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was $ 2,668, $ 2,839 and $ 7,446, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2014 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2014	Term	price	2014	Exercisable
		(Years)	$		$

0.85-1.45	971,368	0.71	1.33	971,368	1.33
1.63	113,056	4.06	1.63	113,056	1.63
2.09-2.41	121,754	5.81	2.38	121,754	2.38
2.85	208,932	2.97	2.85	208,932	2.85
3.60-3.69	435,805	3.90	3.69	209,152	3.69
3.92	45,166	2.49	3.92	45,166	3.92
4.87-5.00	343,000	4.36	4.91	85,750	4.91
5.40-5.68	90,000	4.55	5.48	22,500	5.48
6.42	100,000	4.85	6.42	33,333	6.42
7.16-7.83	367,000	5.22	7.61	6,750	7.66

	2,796,081	3.07	3.49	1,817,761	2.27

c.	As of December 31, 2014, there was $ 2,069 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

d.	Warrants:

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2014:

Warrants to	Weighted average
Common	exercise price per	Warrants
shares	share	exercisable	Exercisable through

11,000	2.00	11,000	May - 15
17,000	2.24	17,000	February - 15

28,000	2.15	28,000

e.	Repurchase of shares:

On November 29, 2012, the Company repurchased from one of its shareholders 2,000,000 common shares, representing approximately 5% of the total number of issued and outstanding common shares, at a price of $ 3.50 per share, for a total consideration of $7,000. The repurchased shares are held as treasury shares.

f.	Dividend:

On February 20, 2013, the Company's extraordinary general meeting of shareholders approved the distribution of cash dividend of $ 0.15 per common share for a total amount of $ 5,802 which was paid on February 22, 2013.